ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Sep. 27, 2013
Business Combinations [Abstract]
Summary of Fair Values of Assets Acquired and Liabilities Assumed

accounting standard related to business combinations. The following table summarizes the final fair values of the assets acquired and liabilities assumed from Masterplan (in thousands):

Purchase consideration	$154,154

Current assets	$29,906
Current liabilities	(31,396)
Property and equipment	3,736
Other intangible assets	42,800
Goodwill	126,757
Other assets	314
Long-term borrowings	(767)
Deferred income taxes and other noncurrent liabilities	(17,196)

$154,154